Total
Pioneer Short Term Income Fund
PIONEER SHORT TERM INCOME FUND
INVESTMENT OBJECTIVE
A high level of current income to the extent consistent with a relatively high level of stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
SHAREOWNER FEES (paid directly from your investment)
Shareholder Fees - Pioneer Short Term Income Fund	CLASS A	CLASS C	CLASS C2	CLASS K	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Short Term Income Fund		CLASS A	CLASS C	CLASS C2	CLASS K	CLASS Y
Management Fees		0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.20%	0.50%	0.50%	none	none
Other Expenses		0.31%	0.22%	0.24%	0.16%	0.24%
Total Annual Fund Operating Expenses		0.86%	1.07%	1.09%	0.51%	0.59%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.03%)	none	none	(0.05%)	(0.13%)
Net Expenses Plus Acquired Fund Fees and Expenses	[1]	0.83%	1.07%	1.09%	0.46%	0.46%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.83%, 0.46% and 0.46% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations are in effect through January 1, 2021. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example - Pioneer Short Term Income Fund - USD ($)	1	3	5	10
Class A	85	271	474	1,058
Class C	109	340	590	1,306
Class C2	211	347	601	1,329
Class K	47	159	280	636
Class Y	47	176	316	725

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption - Pioneer Short Term Income Fund - USD ($)	1	3	5	10
Class A	85	271	474	1,058
Class C	109	340	590	1,306
Class C2	211	347	601	1,329
Class K	47	159	280	636
Class Y	47	176	316	725

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade debt securities (including convertible debt) of U.S. and non-U.S. corporate and other issuers, mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities of U.S. and non-U.S. issuers and short-term money market instruments of U.S. and non-U.S. issuers.

Normally, at least 80% of the fund's net assets (plus the amount of borrowings, if any, for investment purposes) are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents. The fund may invest in debt securities of issuers in any industry or market sector. Derivative instruments that provide exposure to investment grade debt securities or have similar economic characteristics may be used to satisfy the fund's 80% policy. The fund may invest up to 20% of its net assets in below investment grade debt securities (known as "junk bonds") including securities that are in default. The fund may invest in floating rate loans, subordinated debt securities and insurance-linked securities.

The fund will normally maintain a dollar-weighted average portfolio maturity of no more than 3 years. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in debt securities of emerging market issuers.

The fund may invest a substantial portion of its assets in collateralized mortgage obligations (CMOs) and other mortgage-related securities, including mortgage-related securities issued by private issuers.

The fund may, but is not required to, use derivatives such as credit default swaps and forward foreign currency transactions. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, credit quality and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom's expected exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected. The fund may experience a substantial or complete loss on any individual security or derivative position.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities or durations). For example, if interest rates increase by 1%, the value of a fund's portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. The maturity of a security may be significantly longer than its effective duration. A security's maturity and other features may be more relevant than its effective duration in determining the security's sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

LIQUIDITY RISK. Some securities and derivatives held by the fund may be impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument's liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Liquidity risk may be magnified in a rising interest rate environment. If the fund is forced to sell an illiquid asset or unwind a derivative position to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the fund's ability to meet its obligations (including obligations to redeeming shareholders).

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the adviser.

U.S. TREASURY OBLIGATIONS RISK. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as FNMA, FHLMC and the FHLBs, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INVESTING IN COLLATERALIZED DEBT OBLIGATIONS. Investment in a collateralized debt obligation (CDO) is subject to the credit, subordination, interest rate, valuation, prepayment, extension and other risks of the obligations underlying the CDO and the tranche of the CDO in which the fund invests. CDOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

RISKS OF INSTRUMENTS THAT ALLOW FOR BALLOON PAYMENTS OR NEGATIVE AMORTIZATION PAYMENTS. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered "securities," and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.

RISKS OF INVESTING IN INSURANCE-LINKED SECURITIES. The fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.

RISKS OF ZERO COUPON BONDS, PAYMENT IN KIND, DEFERRED AND CONTINGENT PAYMENT SECURITIES. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, terrorism, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has announced its intention to exit from the EU (commonly known as "Brexit"). Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the fund's investments.

CURRENCY RISK. The fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, including management fees, in addition to its own expenses.

DERIVATIVES RISK. Using swaps and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.

STRUCTURED SECURITIES RISK. Structured securities may behave in ways not anticipated by the fund, or they may not receive the tax, accounting or regulatory treatment anticipated by the fund.

RISKS OF INVESTING IN INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. The fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

VALUATION RISK. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology. The fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

REDEMPTION RISK. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

CYBERSECURITY RISK. Cybersecurity failures by and breaches of the fund's adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt fund operations, interfere with the fund's ability to calculate its NAV, prevent fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg Barclays One- to Three-Year Government/Credit Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.amundipioneer.com/products/mutual-funds/performance.html or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 4.09% (07/01/2009 TO 09/30/2009).

THE LOWEST CALENDAR QUARTERLY RETURN WAS -0.16% (07/01/2011 TO 09/30/2011).

At September 30, 2019, the year-to-date return was 3.92%.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2018)
Average Annual Total Returns - Pioneer Short Term Income Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	1.40%	1.25%	8.99%	2.51%	Jul. 08, 2004
Class A | Return after taxes on distributions	0.39%	0.43%	2.02%	1.40%	Jul. 08, 2004
Class A | Return after taxes on distributions and sale of shares	0.83%	0.59%	1.93%	1.50%	Jul. 08, 2004
Class C	1.28%	1.03%	2.50%	1.91%	Jul. 08, 2004
Class C2	1.28%	1.04%		1.08%	Aug. 01, 2013
Class K	1.86%			1.63%	Dec. 01, 2014
Class Y	1.75%	1.50%	3.28%	2.81%	Jul. 08, 2004
Bloomberg Barclays One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	1.60%	1.03%	1.52%	2.33%	Jul. 08, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class C2, Class K and Class Y shares will vary.